Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	December 31, 2024	December 31, 2023
Cash	1,781,763,440	1,583,725,745
BCRA - Unrestricted current account	758,790,439	783,628,140
Balances with other local and foreign institutions	283,329,888	121,565,176
Allowances for ECL	(478,017)	(589,055)
TOTAL	2,823,405,750	2,488,330,006
It is worth mentioning that the balances of Cash and cash equivalents as of December 31, 2022, amounted to 2,008,588,332.